Note 5. Property, Plant and Equipment (Detail) - Property, Plant and Equipment: (USD $) In Thousands, unless otherwise specified	Oct. 31, 2012	Oct. 31, 2011
Cost	$ 306,648	$ 299,859
Accumulated Depreciation	218,431	202,169
Accumulated depreciation	(218,431)	(202,169)
Property, plant and equipment	88,217	97,690
Land [Member]
Cost	2,828	2,834
Building [Member]
Cost	84,030	82,800
Accumulated Depreciation	45,677	43,060
Accumulated depreciation	(45,677)	(43,060)
Equipment [Member]
Cost	83,422	80,627
Accumulated Depreciation	61,989	56,923
Accumulated depreciation	(61,989)	(56,923)
Furniture and Fixtures [Member]
Cost	1,604	1,608
Accumulated Depreciation	1,604	1,566
Accumulated depreciation	(1,604)	(1,566)
Computer Equipment [Member]
Cost	82,642	77,869
Accumulated Depreciation	77,331	73,112
Accumulated depreciation	(77,331)	(73,112)
Leasehold Improvements [Member]
Cost	10,779	10,752
Accumulated Depreciation	1,593	1,046
Accumulated depreciation	(1,593)	(1,046)
Building Improvements [Member]
Cost	36,641	36,418
Accumulated Depreciation	30,237	26,462
Accumulated depreciation	(30,237)	(26,462)
Construction in Progress [Member]
Cost	$ 4,702	$ 6,951